DEAR SHAREHOLDER:

Enclosed is the semi-annual report of the operations of the Integrity Fund of Funds, Inc., the "Fund," for the six months ended June 29, 2001. The Fund's portfolio and related financial statements are presented within for your review.

As the first half of the year comes to a close, the Federal Reserve has cut the Fed Funds rate six times to a current rate of 3.75% with the prime rate currently at 6.75%. Economic reports of weakness in the manufacturing sector, particularly in factory orders, relatively weak retail sales, and subdued inflation, have attributed to the latest cuts.

Corporate earnings continue to be the focus of the market's recent decline. Numerous blue chip stocks along with technology favorites have reduced earnings estimates as some sectors of the economy showed signs of weakness. On a positive note, the actions of the Federal Reserve along with the new administration's tax relief act should, over time, stimulate the economy.

As of June 29, 2001, the year-to-date total return for Integrity Fund of Funds, Inc. was a negative 12.48%. In comparison, the Dow Jones Industrial Average was down 2.64%, the Standard & Poor's 500 Index was down 7.26%, and the Nasdaq Composite was down 12.55%.

The Fund continues to blend its investments among proven mutual funds. As of June 29, 2001, the investment objectives of the twenty-five funds in the portfolio were represented as follows: Growth 66%, Growth & Income 28%, and Aggressive Growth 6%. As the economy recovers, we feel this blend of investment objectives will best suit the overall strategy of the Fund.

Long-term capital appreciation and growth of income remain the primary objectives of the Fund.

Sincerely,




Monte L. Avery                             Robert E. Walstad
Chief Portfolio Strategist                 President



TERMS & DEFINITIONS
-------------------

APPRECIATION
   Increase in the value of an asset.

AVERAGE ANNUAL TOTAL RETURN
   A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

CONSUMER PRICE INDEX
   A commonly used measure of inflation; it does not represent an investment return.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
   A charge applied at the time of the redemption, assuming redemption at the end of the period.

DEPRECIATION
   Decrease in the value of an asset.

GROWTH FUND
   A type of diversified common stock fund that has capital appreciation as its primary goal. It invests in companies that reinvest most of their earnings for expansion, research, or development.

GROWTH & INCOME FUND
   Fund that invests in common stocks for both current income and long-term growth of capital and income.

LOAD
   A mutual fund whose shares are sold with a sales charge added to the net asset value.

MARKET VALUE
   Actual price at which a fund trades in the market place.

NET ASSET VALUE (NAV)
   The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

NO-LOAD
   A mutual fund whose shares are sold without a sales charge added to the net asset value.

TOTAL RETURN
   Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.



PORTFOLIO LOAD TYPES
--------------------
[pie chart]
Load                        88.8%
No-Load                     11.2%


The Load Structure reflects the type of sales load typically charged by each fund in the portfolio.
As of 6/29/01, the Fund has not paid a sales load to any fund.

PORTFOLIO INVESTMENT STYLE
--------------------------
[pie chart]
Growth                      66.7%
Growth & Income             27.6%
Aggressive Growth            5.7%

The Portfolio Investment Style reflects the investment methodology and the size of the company in which each fund in the portfolio invests.  These percentages are subject to change.


                          COMPARATIVE INDEX GRAPH
                          -----------------------
Comparison of change in value of a $10,000 investment in Integrity Fund of Funds and the S&P 500 Index

                       Integrity Fund of Funds
                             w/o CDSC                       S&P 500 Index
                     ------------------------------------------------------
1/3/1995                   $10,000                           $10,000
1995                       $12,520                           $13,411
1996                       $14,252                           $16,129
1997                       $16,340                           $21,130
1998                       $18,328                           $26,765
1999                       $21,807                           $31,991
2000                       $19,855                           $28,747
06/29/01                   $17,377                           $26,660

                                               AVERAGE ANNUAL TOTAL RETURNS
                                               -----------------------------
                                             For periods ending June 29, 2001
                                             --------------------------------
                                                                                       Since Inception
                             1 year             5 year             10 year                (01/03/95)
-------------------------------------------------------------------------------------------------------
Without CDSC                (22.98)%              4.87%               N/A                    8.89%
With CDSC (1.50% Max)       (23.99)%              N/A                 N/A                    N/A


PUTTING PERFORMANCE INTO PERSPECTIVE
Returns are historical and are not a guarantee of future results. The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                 KEY STATISTICS
                 --------------
12-29-00 NAV (share value)            $12.58
06-29-01 NAV                          $11.01
Number of Issues                       25
Total Net Assets                      $16,477,353

SCHEDULE OF INVESTMENTS  JUNE 29, 2001 (UNAUDITED)

NAME OF ISSUER
Percentages represent the market value                                                                           Market
of each investment category to total net assets                                          Quantity                 Value
---------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS (98.9%)
*AIM Aggressive Growth Fund A.........................................................      60,525           $    665,176
AIM Blue Chip Fund A..................................................................      63,572                848,046
AIM Charter Fund A....................................................................      99,951              1,279,370
*AIM Constellation Fund A.............................................................      17,547                426,753
*AIM Value Fund A.....................................................................     123,344              1,449,295
AIM Weingarten A......................................................................      29,913                450,786
American Growth Fund of America.......................................................      48,270              1,229,917
American New Economy Fund.............................................................      24,515                510,157
*American Washington Mutual Investors.................................................      24,478                721,842
*Davis New York Venture A.............................................................      45,356              1,208,282
Franklin Growth & Income A............................................................     143,472              1,727,403
Gabelli Growth Fund...................................................................       5,081                158,413
Invesco Blue Chip Growth..............................................................      33,882                116,214
Janus Fund............................................................................      10,126                295,691
Legg Mason Value Trust................................................................      12,059                695,470
Massachusetts Investors Growth Stock Fund.............................................      26,833                383,438
Massachusetts Investors Trust A.......................................................      30,222                537,946
MFS Capital Opportunities Fund........................................................      54,657                856,474
MFS Research A........................................................................      44,593                928,435
Putnam Investors Fund A...............................................................      21,674                282,192
*Putnam Vista Fund....................................................................      68,955                699,202
Putnam Voyager Fund...................................................................      13,313                267,599
Strong Large-Cap Growth Fund..........................................................       4,886                127,671
Vanguard Index Trust Growth Portfolio.................................................       7,508                203,303
Vanguard Index Trust 500 Portfolio....................................................       2,050                231,750
                                                                                                             ------------

TOTAL MUTUAL FUNDS (COST: $18,017,299) ..................................................................... $ 16,300,825
                                                                                                             ------------
SHORT-TERM SECURITIES (1.5%)
Federated Money Market Trust #092  (COST: $248,741) ........................................................ $    248,741
                                                                                                             ------------
TOTAL INVESTMENTS IN SECURITIES (COST: $18,266,040) ........................................................ $ 16,549,566
OTHER ASSETS LESS LIABILITIES ..............................................................................      (72,213)
                                                                                                             ------------
NET ASSETS.................................................................................................. $ 16,477,353
                                                                                                             ============

*Indicates securities are segregated by the custodian to cover initial margin requirements.


The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS JUNE 29, 2001
----------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 29, 2001 (Unaudited)
-----------------------------------
ASSETS
     Investments in securities, at value (cost: $18,266,040) ............  $    16,549,566
     Accrued interest receivable.........................................              752
     Accrued dividends receivable........................................              822
     Receivable for fund shares sold.....................................              335
     Prepaid expenses....................................................            2,930
                                                                           ---------------
        Total Assets.....................................................  $    16,554,405
                                                                           ---------------

LIABILITIES
     Accrued expenses....................................................  $        24,477
     Payable for fund shares redeemed....................................           45,155
     Bank overdraft......................................................            7,420
                                                                           ---------------
        Total Liabilities................................................  $        77,052
                                                                           ---------------

NET ASSETS...............................................................  $    16,477,353
                                                                           ===============
Net assets are represented by:
     Capital stock outstanding, at par...................................  $           150
     Additional paid-in capital..........................................       18,390,070
     Accumulated undistributed net realized gain (loss) on investments...         (196,393)
     Unrealized depreciation on investments .............................       (1,716,474)
                                                                           ---------------
        Total amount representing net assets applicable to
        1,496,111 outstanding shares of $.0001 par value
        common stock (1,000,000,000 shares authorized) ..................  $    16,477,353
                                                                           ===============
Net asset value per share................................................  $         11.01
                                                                           ===============

STATEMENT OF OPERATIONS
For six months ended June 29, 2001 (Unaudited)
----------------------------------------------
INVESTMENT INCOME
    Interest.............................................................  $        10,076
    Dividends............................................................           11,598
                                                                           ---------------
         Total Investment Income.........................................  $        21,674
                                                                           ---------------
EXPENSES
    Investment advisory fees.............................................  $        78,528
    Service fees.........................................................           21,813
    Transfer agent fees..................................................           12,823
    Accounting service fees..............................................           16,346
    Custodian fees.......................................................            1,306
    Transfer agent out-of-pockets........................................            3,362
    Professional fees....................................................            3,394
    Directors fees.......................................................            1,213
    Reports to shareholders..............................................            1,554
    Insurance expense....................................................              849
    License, fees, and registrations.....................................            2,744
                                                                           ---------------
         Total Expenses..................................................  $       143,932
    Less expenses waived or absorbed
    by the Fund's manager................................................           (4,327)
                                                                           ---------------
         Total Net Expenses..............................................  $       139,605
                                                                           ---------------
NET INVESTMENT INCOME (LOSS) ............................................  $      (117,931)
                                                                           ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain (loss) from:
     Investment transactions.............................................  $       (82,782)
     Capital gain distributions..........................................            4,321
     Net change in unrealized appreciation (depreciation) of:
     Investments.........................................................       (2,175,156)
                                                                           ---------------
          Net Realized and Unrealized Gain
          (Loss) on Investments..........................................  $    (2,253,617)
                                                                           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $    (2,371,548)
                                                                           ===============

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS  JUNE 29, 2001
-----------------------------------

Statement of Changes in Net Assets
For the six months ended June 29, 2001, and the year ended December 29, 2000
----------------------------------------------------------------------------
                                                                                     For The Six            For The
                                                                                    Months Ended          Year Ended
                                                                                    June 29, 2001        December 29,
                                                                                     (Unaudited)             2000
                                                                                -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss) ...............................................   $    (117,931)        $      36,585
    Net realized gain (loss) on investment and futures transactions.............         (78,461)            2,430,933
    Net change in unrealized appreciation (depreciation) on investments
    and futures.................................................................      (2,175,156)           (4,339,971)
                                                                                -----------------------------------------
         Net Increase (Decrease) in Net Assets Resulting From
         Operations.............................................................   $  (2,371,548)        $  (1,872,453)
                                                                                -----------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income ($.00 and $.03 per share,
    respectively)...............................................................   $           0         $     (37,937)
    Distributions from net realized gain on investment and futures
    transactions ($.00 and $1.80 per share, respectively) ......................               0            (2,430,933)
                                                                                -----------------------------------------
          Total Dividends and Distributions.....................................   $           0         $  (2,468,870)
                                                                                -----------------------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares................................................   $     820,178         $   2,414,073
    Proceeds from reinvested dividends..........................................               0             2,379,513
    Cost of shares redeemed.....................................................      (1,270,162)           (3,286,223)
                                                                                -----------------------------------------
         Net Increase (Decrease) in Net Assets Resulting From
          Capital Share Transactions............................................   $    (449,984)        $   1,507,363
                                                                                -----------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................................   $  (2,821,532)        $  (2,833,960)

NET ASSETS, BEGINNING OF PERIOD.................................................      19,298,885            22,132,845
                                                                                -----------------------------------------
NET ASSETS, END OF PERIOD.......................................................   $  16,477,353         $  19,298,885
                                                                                =========================================


The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS JUNE 29, 2001 (UNAUDITED)
-------------------------------------------------------

Note 1.  ORGANIZATION
         Integrity Fund of Funds, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on June 1, 1994 and commenced operations on January 1, 1995. The Fund's objective is long-term capital appreciation and growth of income. The Fund seeks to achieve this objective by investing primarily in a diversified group of other open-end investment companies which, in turn, invest principally in equity securities.

         Shares of the Fund are offered for sale at net asset value without a sales charge. Shares may be subject to a contingent deferred sales charge if redeemed within five years of purchase.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
         INVESTMENT SECURITY VALUATION - Investments in securities for which market quotations are readily available are valued at the last reported sales price or net asset value at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

         FEDERAL AND STATE INCOME TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

         DISTRIBUTIONS TO SHAREHOLDERS - The Fund will distribute dividends from net investment income and any net realized capital gains at least annually. Dividends and distributions are reinvested in additional shares of the Fund at net asset value or paid in cash.

         DIVIDEND INCOME - Dividend income is recognized on the ex-dividend date.

         FUTURES CONTRACTS - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

         A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain
         (loss) for Federal income tax purposes.

         Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS
         As of June 29, 2001, there were 1,000,000,000 shares of $.0001 par value authorized; 1,496,111 and 1,533,588 shares were outstanding at June 29, 2001, and December 29, 2000, respectively.

         Transactions in capital shares were as follows:

                                                                             Shares
                                                                             ------
                                                For The Six Months Ended                      For The
                                                      June 29, 2001                          Year Ended
                                                      (Unaudited)                        December 29, 2000
                                                ------------------------------------------------------------
Shares sold.....................................        71,970                                151,964
Shares issued on reinvestment of dividends......             0                                186,336
Shares redeemed.................................      (109,447)                              (205,475)
                                                ------------------------------------------------------------
Net increase (decrease) ........................       (37,477)                               132,825
                                                ============================================================


Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
         ND Money Management, Inc., the Fund's investment adviser; ND Capital, Inc., the Fund's underwriter; and ND Resources, Inc., the Fund's transfer and accounting services agent; are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

         The Fund has engaged ND Money Management, Inc. to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.90% of the Fund's average daily net assets. The Fund has recognized $78,528 of investment advisory fees for the six months ended June 29, 2001. The Fund has a payable to ND Money Management, Inc. of $12,108 at June 29, 2001 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

         ND Capital, Inc. ("Capital") is the Fund's principal underwriter. The Fund pays Capital service fees computed at an annual rate of 0.25% of the Fund's average daily net assets. Capital, in turn, pays dealers service fees for personal service to shareholders and/or the maintenance of shareholder accounts. The Fund has recognized $17,486 of service fees, after partial waiver, for the six months ended June 29, 2001. The Fund has a payable to Capital of $2,568 at June 29, 2001 for service fees. Certain officers and directors of the Fund are also officers and directors of the underwriter.

         ND Resources, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million, 0.10% of the Fund's net assets on the next $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $12,823 of transfer agency fees for the six months ended June 29, 2001. The Fund has a payable to ND Resources, Inc. of
         $2,026 at June 29, 2001 for transfer agency fees. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $16,346 of accounting service fees for the six months ended June 29, 2001. The Fund has a payable to ND Resources, Inc. of $2,630 at
         June 29, 2001 for accounting service fees.


Note 5.  INVESTMENT SECURITY TRANSACTIONS
         The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $200,000 and $468,626, respectively, for the six months ended June 29, 2001.

Note 6.  INVESTMENT IN SECURITIES
         At June 29, 2001, the aggregate cost of securities for federal income tax purposes was $18,266,040, and the net unrealized depreciation of investments based on the cost was $1,716,474, which is comprised of $956,118 aggregate gross unrealized appreciation and $2,672,592 aggregate gross unrealized depreciation.


FINANCIAL HIGHLIGHTS
--------------------
Selected per share data and ratios for the period indicated

                                        For The Six     For The        For The        For The        For The        For The
                                       Months Ended   Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                      June 29, 2001   December 29,   December 31,   December 31,   December 31,   December 31,
                                       (Unaudited)       2000           1999           1998           1997           1996
                                      ---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
OF PERIOD.............................  $   12.58      $   15.80      $   14.22     $   13.27     $   12.53      $   11.76
                                      ---------------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income (loss).....  $    (.08)     $     .03      $     .08     $    (.03)    $     .21      $     .10
     Net realized and unrealized gain
    (loss) on investment and futures
     transactions.....................      (1.49)         (1.42)          2.62          1.64          1.63           1.53
                                      ---------------------------------------------------------------------------------------
       Total Income (Loss) From
       Investment Operations..........  $   (1.57)     $   (1.39)     $    2.70     $    1.61     $    1.84      $    1.63
                                      ---------------------------------------------------------------------------------------
Less Distributions:
     From net investment income ......  $     .00      $    (.03)     $    (.08)    $     .00     $    (.21)     $    (.10)
     Distributions from net
     realized gains...................        .00          (1.80)         (1.04)         (.66)         (.89)          (.76)
                                      ---------------------------------------------------------------------------------------
         Total Distributions..........  $     .00      $   (1.83)     $   (1.12)    $    (.66)    $   (1.10)     $    (.86)
                                      ---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........  $   11.01      $   12.58      $   15.80     $   14.22     $   13.27      $   12.53
                                      =======================================================================================
Total Return..........................     (24.96)%(A)(C)  (8.82)%(A)     18.98%(A)     12.17%(A)     14.65%(A)      13.84%(A)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in
     thousands) ......................  $   16,477     $   19,299     $   22,133    $   20,058    $   17,444     $   11,406
     Ratio of net expenses (after
     expense assumption) to average
     net assets.......................       1.60%(B)(C)    1.59%(B)       1.58%(B)      1.60%(B)      1.62%(B)       1.63%(B)
     Ratio of net investment income to
     average net assets...............      (1.35)%(C)      0.17%          0.49%        (0.36)%        1.73%          0.98%
     Portfolio turnover rate..........       1.17%         26.46%         19.49%        32.28%        31.99%         50.11%

(A)  Excludes contingent deferred sales charge of 1.5%.
(B) During the periods indicated above, ND Holdings, Inc. assumed/waived expenses of $4,327, $1,155, $3,205, $2,151, $7,031, and $24,114,
     respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.65%, 1.60%, 1.60%, 1.62%, 1.64%, and 1.78%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.